Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of financial assets [abstract]
Fair value of equity securities designated at FVOCI that were disposed	$ 1	$ 2	$ 19
Realized Cumulative after-tax gains resulting from disposition of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI	9	0	7
Dividend income recognized on equity securities	1	0	1
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0